Note 8 - Commitments and Contingencies (Details)	3 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended		18 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Jul. 07, 2015
Note 8 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense	$ 236,137		$ 354,617		$ 10,500		$ 135,000	$ 124,000	$ 6,700
Lessee Leasing Arrangements, Operating Leases, Term of Contract						66 months
Number of Monthly Payments						66
Additional Leases Assumed			19
Operating Leases, Rent Expense, Net		$ 33,860		$ 67,081
Minimum [Member]
Note 8 - Commitments and Contingencies (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract			18 months				30 months
Operating Lease, Monthly Rent Expense			$ 2,015			$ 10,500	$ 2,609
Maximum [Member]
Note 8 - Commitments and Contingencies (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract			88 months				40 months
Operating Lease, Monthly Rent Expense			$ 6,073			$ 22,000	$ 5,909
Subsequent Event [Member]
Note 8 - Commitments and Contingencies (Details) [Line Items]
Number of Franchisees, in Litigation										13